Income Taxes (Schedule of Income before Income Tax, Domestic and Foreign) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Income (Loss) from Continuing Operations before Income Taxes
U.S. income before income taxes	$ 16,438	$ 20,911	$ 21,519
Foreign income (loss) before income taxes	(1,299)	(1,099)	(827)
Segment Contribution	$ 15,139	$ 19,812	$ 20,692